UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                      McKee International Equity Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-625-3346

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND


THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2003

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .....................................................    1

Statement of Net Assets ..................................................    3

Statement of Operations ..................................................    9

Statement of Changes in Net Assets .......................................   10

Financial Highlights .....................................................   11

Notes to Financial Statements ............................................   12
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2003

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

While economic growth throughout most of the world has remained sluggish, global equity markets have experienced a modest rebound over the past six months. The world still appears dependent on the United States for growth, and both U.S. fiscal and monetary policies are expansionary. Corporate earnings have improved due to cost reductions but revenue growth remains weak. Geopolitical tensions have eased somewhat, but the emergence of the SARS virus has negatively impacted the Asian economies, China in particular. The European Central Bank (ECB) is maintaining interest rates at levels which are too high for Germany. As a result, European economic growth remains weak, and the euro has risen against most currencies. Following a brief rebound, the Japanese economy is slipping again as reform measures have not been enacted. Over the period, the dollar fell versus most major currencies with an 11% drop versus the euro especially noteworthy.

PERFORMANCE

The Portfolio's return of 3.68% during the six month period ending April 30, 2003, exceeded the 1.81% return of the benchmark, the Morgan Stanley Capital International EAFE Index, by 187 basis points. Performance was aided by over-weighting industrial cyclicals and by exposure to emerging markets and Canada.

PORTFOLIO STRUCTURE

As of April 30, 2003, the Portfolio was invested in 18 countries. Europe was under-weighted, with the largest negative exposures in the United Kingdom and Switzerland. The Portfolio was over-weighted in the Asia/Pacific Basin, with the biggest over-exposures to Japan and the Philippines. Emerging markets, which are not included in Capital International EAFE, accounted for over 3% of equity investment. Canada, which is also not included in the Morgan Stanley EAFE, accounted for over 2% of equities. The Portfolio was over-weighted in industrials and energy, and under-exposed to health care, consumer discretionary and information technology. On April 30, 2003, the Portfolio was invested in 63 companies.

OUTLOOK

While global economic conditions are currently weak, there are some signs of improvement, especially in corporate earnings. The weakening of the dollar will aid the U.S. economy, but at the expense of Europe. Energy prices have receded from

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
their peaks. High corporate debt levels may restrain capital spending in the short term. Japan remains of particular concern, as reform efforts have faltered and the banking system remains weak. Negligible growth in Germany is weighing on Europe, though conditions could improve if the ECB lowers interest rates. Despite recent price appreciation, German and Japanese stocks remain inexpensive compared to U.S. equities, especially with respect to book value and cash earnings. Faster economic growth and better corporate earnings could produce further price appreciation for international equities given current valuation levels.

Yours truly,


/S/ Eugene M. Natali
Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER


                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 93.1%

                                                         SHARES      VALUE
                                                        ---------  ---------

AUSTRALIA -- 2.3%
   News Corp* .......................................    100,000 $    711,876
   Westpac Banking* .................................    200,000    1,990,500
                                                                 ------------
                                                                    2,702,376
                                                                 ------------
BELGIUM -- 1.4%
   Fortis* ..........................................    100,000    1,678,464
                                                                 ------------
CANADA -- 2.3%
   Abitibi-Consolidated .............................    200,000    1,401,088
   Alcan ............................................     45,000    1,317,440
                                                                 ------------
                                                                    2,718,528
                                                                 ------------
FRANCE -- 11.3%
   AXA ..............................................    200,000    3,037,752
   BNP Paribas ......................................     50,000    2,346,948
   Cie de Saint-Gobain* .............................     52,000    1,800,152
   Suez* ............................................     75,000    1,221,183
   Technip-Coflexip* ................................     20,003    1,638,534
   Total Fina Elf ...................................     25,000    3,278,250
                                                                 ------------
                                                                   13,322,819
                                                                 ------------
GERMANY -- 8.1%
   Allianz ..........................................     20,000    1,413,972
   BASF* ............................................     40,000    1,784,261
   E.ON* ............................................     35,000    1,675,283
   MAN* .............................................     90,000    1,639,181
   Schering .........................................     45,000    2,006,289
   Siemens* .........................................     21,000    1,046,886
                                                                 ------------
                                                                    9,565,872
                                                                 ------------
HONG KONG -- 1.5%
   Henderson Land  Development* .....................    700,000    1,736,750
                                                                 ------------
ITALY -- 1.4%
   Telecom Italia* ..................................    200,000    1,633,824
                                                                 ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED

                                                         SHARES      VALUE
                                                        ---------  ---------

JAPAN -- 22.8%
   Asahi Breweries* .................................    285,000 $  1,694,323
   Asahi Glass* .....................................    260,000    1,384,370
   Canon* ...........................................     60,000    2,424,954
   East Japan Railway* ..............................        400    1,811,169
   Hitachi* .........................................    400,000    1,334,899
   Komatsu* .........................................    550,000    2,098,357
   Kubota* ..........................................    650,000    1,498,826
   Matsushita Electric Industrial* ..................    110,000      876,237
   Nippon Meat Packers* .............................    200,000    1,796,076
   Nippon Telegraph & Telephone ADR .................    110,000    1,918,400
   Nippon Yusen Kabushiki Kaisha* ...................    450,000    1,520,627
   Osaka Gas* .......................................    700,000    2,024,987
   Promise* .........................................     45,100    1,474,845
   Sony .............................................     55,000    1,337,414
   Tanabe Seiyaku* ..................................    200,000    1,314,774
   Yamanouchi Pharmaceutical* .......................     90,000    2,271,508
                                                                 ------------
                                                                   26,781,766
                                                                 ------------
NETHERLANDS -- 6.4%
   Aegon* ...........................................    130,000    1,321,679
   Akzo Nobel* ......................................     60,000    1,333,843
   Koninklijke Ahold* ...............................    305,000    1,395,558
   Koninklijke Philips Electronics ..................     50,614      941,609
   Unilever* ........................................     40,000    2,519,928
                                                                 ------------
                                                                    7,512,617
                                                                 ------------
PHILIPPINES -- 2.2%
   Philippine Long Distance Telephone* ..............    360,000    2,606,956
                                                                 ------------
PORTUGAL -- 1.1%
   Portugal Telecom SGPS* ...........................    178,000    1,273,334
                                                                 ------------
SINGAPORE -- 1.1%
   Singapore Airlines* ..............................    250,000    1,330,536
                                                                 ------------
SOUTH KOREA -- 0.4%
   Samsung Electronics ..............................      2,000      502,058
                                                                 ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED

                                                         SHARES      VALUE
                                                        ---------  ---------

SPAIN -- 4.2%
   Banco Bilbao Vizcaya Argentaria* .................    145,000 $  1,459,616
   Repsol YPF* ......................................    120,000    1,747,656
   Telefonica* ......................................    150,000    1,658,934
                                                                 ------------
                                                                    4,866,206
                                                                 ------------
SWEDEN -- 4.1%
   Electrolux, Ser B* ...............................    150,000    2,814,895
   Nordea* ..........................................    375,000    1,972,898
                                                                 ------------
                                                                    4,787,793
                                                                 ------------
SWITZERLAND -- 4.5%
   Swiss Reinsurance* ...............................     45,000    2,939,615
   UBS* .............................................     49,200    2,334,307
                                                                 ------------
                                                                    5,273,922
                                                                 ------------
TAIWAN -- 0.8%
   Taiwan Semiconductor Manufacturing ADR* ..........    110,000      920,700
                                                                 ------------
UNITED KINGDOM -- 17.2%
   Barclays .........................................    315,600    2,180,302
   BG Group .........................................    350,000    1,399,867
   BG Group ADR .....................................     20,000      409,400
   Cadbury Schweppes ................................    250,000    1,392,475
   Cadbury Schweppes ADR ............................     20,000      453,400
   Diageo ...........................................    200,000    2,218,371
   Kingfisher* ......................................    800,000    3,126,177
   Lloyds TSB Group .................................    200,000    1,315,360
   Rolls-Royce ......................................    799,910    1,160,199
   Scottish Power ...................................    200,000    1,242,639
   Shell Transport & Trading ........................    300,000    1,796,833
   Shell Transport & Trading ADR ....................     40,000    1,443,600
   Trinity Mirror* ..................................    300,000    2,090,511
                                                                 ------------
                                                                   20,229,134
                                                                 ------------
   TOTAL FOREIGN COMMON STOCK
      (Cost $131,661,737) ...........................             109,443,655
                                                                 ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
WARRANTS -- 0.0%

                                                         SHARES      VALUE
                                                        ---------  ---------

ITALY -- 0/0%
   Fiat*
      (Cost $0) .....................................     14,400 $      5,388
                                                                 ------------

CONVERTIBLE BOND -- 1.6%

                                                          FACE
                                                         AMOUNT
                                                        --------
ITALY -- 1.6%
   Fiat Finance
      3.250%, 01/09/07
      (Cost $1,689,139) ............................. $2,000,000    1,870,000
                                                                 ------------

SHORT-TERM INVESTMENT -- 4.4%

REPURCHASE AGREEMENT -- 4.4%
   Morgan Stanley 1.27%, dated 04/30/03,
      due 05/01/03, to be repurchased at
      $5,128,094, collateralized by various
      FNMA Obligations 6.00%-6.50%,
      03/01/17-03/01/33,
      valued at $5,230,471 (Cost $5,127,913) ........  5,127,913    5,127,913
                                                                 ------------
   TOTAL INVESTMENTS -- 99.1%
      (Cost $138,478,789) ...........................             116,446,956
                                                                 ------------
OTHER ASSETS AND LIABILITIES -- 0.9%
   Investment Advisory Fees Payable .................                 (64,740)
   Administrative Fees Payable ......................                 (11,096)
   Other Assets and Liabilities, Net ................               1,148,602
                                                                 ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...............               1,072,766
                                                                 ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
                                                                     VALUE
                                                                   ---------

   Paid in Capital ............................................  $161,336,526
   Undistributed Net Investment Income ........................       939,575
   Accumulated Net Realized Loss on Investments and
      Written Options .........................................   (22,782,901)
   Net Unrealized Depreciation on Investments .................   (22,031,833)
   Net Unrealized Appreciation on Foreign Currency and
      Translation of Other Assets and Liabilities into
      Foreign Currency ........................................        58,355
                                                                  ------------
   TOTAL NET ASSETS -- 100.0% .................................   $117,519,722
                                                                  ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...............    15,953,343
   NET ASSET VALUE, Offering and Redemption Price Per Share ...         $7.37
                                                                        =====
    * NON-INCOME PRODUCING SECURITY
  ADR AMERICAN DEPOSITARY RECEIPT
 FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
  SER SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

At April 30, 2003, sector diversification of the Portfolio was as follows:
                                                        % OF         MARKET
SECTOR DIVERSIFICATION                               NET ASSETS       VALUE
----------------------                               ----------    -----------

Aerospace & Defense ...................................   1.0%    $ 1,160,199
Banking ...............................................  11.6      13,599,931
Beverages .............................................   3.3       3,912,694
Building Products .....................................   2.7       3,184,522
Chemicals .............................................   2.6       3,118,104
Convertible Bond - Autos ..............................   1.6       1,870,000
Data Processing .......................................   2.0       2,424,954
Diversified Financials ................................   2.7       3,153,309
Electric Utilities ....................................   2.5       2,917,922
Electrical & Electronics ..............................   2.0       2,381,785
Energy Equipment & Services ...........................   1.4       1,638,534
Food & Drug Retailing .................................   1.2       1,395,558
Food Products .........................................   5.2       6,161,879
Gas Utilities .........................................   1.7       2,024,987
Household Durables ....................................   5.1       5,970,155
Insurance .............................................   7.4       8,713,018
Machinery .............................................   4.5       5,236,364
Media .................................................   2.4       2,802,387
Metals ................................................   1.1       1,317,440
Multi-Utility .........................................   1.0       1,221,183
Oil & Gas .............................................   8.6      10,075,606
Paper & Forest Products ...............................   1.2       1,401,088
Pharmaceuticals .......................................   4.8       5,592,571
Real Estate ...........................................   1.5       1,736,750
Semiconductors & Equipment ............................   1.2       1,422,758
Specialty Retail ......................................   2.7       3,126,177
Telecommunications Services ...........................   7.7       9,091,448
Transportation ........................................   4.0       4,662,332
                                                        -----    ------------
Total Foreign Common Stock & Convertible Bond .........  94.7     111,313,655
Warrants ..............................................   0.0           5,388
Repurchase Agreement ..................................   4.4       5,127,913
                                                        -----    ------------
Total Investments .....................................  99.1     116,446,956
Other Assets and Liabilities, Net .....................   0.9       1,072,766
                                                        -----    ------------
Total Net Assets                                        100.0%   $117,519,722
                                                        =====    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividends ........................................................  $ 1,618,201
Interest .........................................................       77,368
Less: Foreign Taxes Withheld .....................................     (169,554)
                                                                    -----------
   TOTAL INCOME ..................................................    1,526,015
                                                                    -----------
EXPENSES
Investment Advisory Fees .........................................      389,373
Administrative Fees ..............................................       66,750
Custodian Fees ...................................................       40,000
Transfer Agent Fees ..............................................       29,569
Printing Fees ....................................................       14,980
Filing and Registration Fees .....................................        8,345
Audit Fees .......................................................        7,723
Legal Fees .......................................................        7,637
Trustees' Fees ...................................................        4,103
Shareholder Servicing Fees .......................................        2,685
Other Expenses ...................................................        5,253
                                                                    -----------
   TOTAL EXPENSES ................................................      576,418
                                                                    -----------
NET INVESTMENT INCOME ............................................      949,597
                                                                    -----------
NET REALIZED GAIN (LOSS) ON:
   Investments ...................................................   (5,712,759)
   Written Options ...............................................      118,996
   Foreign Currency Transactions .................................      (27,032)
                                                                    -----------
NET REALIZED LOSS ................................................   (5,620,795)
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ...................................................    8,974,867
   Written Options ...............................................     (142,840)
   Foreign Currency Transactions .................................       36,356
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ............................    8,868,383
                                                                    -----------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS .................................    3,247,588
                                                                    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................  $ 4,197,185
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS           YEAR
                                                                      ENDED             ENDED
                                                                 APRIL 30, 2003     OCTOBER 31,
                                                                   (UNAUDITED)          2002
                                                                 --------------     -----------

OPERATIONS:
   Net Investment Income ......................................   $     949,597    $   1,476,266
   Net Realized Loss on Investments and Written Options .......      (5,620,795)      (3,130,088)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Written Options
     and Foreign Currency Transactions ........................       8,868,383      (14,977,000)
                                                                  -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................................       4,197,185      (16,630,822)
                                                                  -------------    -------------
DISTRIBUTIONS:
   Net Investment Income ......................................        (497,981)      (1,418,082)
                                                                  -------------    -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................       9,769,865       10,964,208
   In Lieu of Cash Distributions ..............................         469,351        1,335,764
   Redemption Fees-- Note 9 ...................................          52,102           62,057
   Redeemed ...................................................      (7,626,863)      (9,718,788)
                                                                  -------------    -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .       2,664,455        2,643,241
                                                                  -------------    -------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS ................       6,363,659      (15,405,663)
                                                                  -------------    -------------
NET ASSETS:
   Beginning of Period ........................................     111,156,063      126,561,726
                                                                  -------------    -------------
   End of Period (Including Undistributed Net Investment Income
     of $939,575 and $487,959, respectively) ..................   $ 117,519,722    $ 111,156,063
                                                                  =============    =============
SHARE TRANSACTIONS:
   Issued .....................................................       1,376,784        1,455,408
   In Lieu of Cash Distributions ..............................          65,644          156,480
   Redeemed ...................................................      (1,062,276)      (1,288,932)
                                                                  -------------    -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .......................................         380,152          322,956
                                                                  =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS                   YEARS ENDED OCTOBER 31,
                                   ENDED      --------------------------------------------------
                              APRIL 30, 2003
                                (UNAUDITED)     2002(1)    2001       2000      1999      1998
                               -------------   --------   ------    --------   -------   ------
Net Asset Value,
   Beginning of Period .........$   7.14      $   8.30   $  12.33   $  14.04  $  11.23  $  12.42
                                --------      --------   --------   --------  --------  --------
Income (Loss) from Investment
   Operations:
   Net Investment Income .......    0.06          0.10       0.08       0.05      0.11      0.12
   Net Realized
     and Unrealized
     Gain (Loss) ...............    0.20         (1.17)     (2.26)     (0.17)     3.20     (0.03)
                                --------      --------   --------   --------  --------  --------
   Total from Investment
     Operations ................    0.26         (1.07)     (2.18)     (0.12)     3.31      0.09
                                --------      --------   --------   --------  --------  --------
Redemption Fees ................      --            --       0.01       0.01        --        --
                                --------      --------   --------   --------  --------  --------
Distributions:
   Net Investment Income .......   (0.03)        (0.09)     (0.02)     (0.13)    (0.09)    (0.11)
   Net Realized Gain ...........      --            --      (1.84)     (1.47)    (0.41)    (1.17)
                                --------      --------   --------   --------  --------  --------
     Total Distributions .......   (0.03)        (0.09)     (1.86)     (1.60)    (0.50)    (1.28)
                                --------      --------   --------   --------  --------  --------
Net Asset Value,
   End of Period ...............$   7.37      $   7.14   $   8.30   $  12.33  $  14.04  $  11.23
                                ========      ========   ========   ========  ========  ========
TOTAL RETURN+ ..................    3.68%**     (13.05)%   (20.22)%    (1.69)%   30.33%     1.18%
                                ========      ========   ========   ========  ========  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) ..........$117,520      $111,156   $126,562   $163,684  $172,027  $134,075
Ratio of Expenses
    to Average Net Assets ......    1.04%*        1.02%      1.05%      1.02%     1.02%     1.00%
Ratio of Net Investment
    Income to Average
    Net Assets .................    1.71%*        1.15%      0.83%      0.37%     1.05%     1.08%
Portfolio Turnover Rate ........      10%           23%        60%        60%       40%       20%

   + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
     WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.
   * ANNUALIZED
  ** RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 (1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO ACQUIRED THE ASSETS OF THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO. SEE NOTE 1 IN THE NOTES TO FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining Portfolios are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM McKee International Equity Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's McKee International Equity Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which prices are not available, of which there are none at April 30, 2003 will be valued at fair value

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
     as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any realized net capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2003, there were no open forward foreign currency exchange contracts.

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. The contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not neces-

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
     sarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of April 30, 2003, there were no open written option contracts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services, (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio has entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor received $1,085 for the six months ended April 30, 2003.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, C.S. McKee L.P. (the "Adviser") provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:
For the six months ended April 30, 2003, the Portfolio made purchases of $10,640,026 and sales of $10,773,452 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:
It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2002 the Portfolio had the following capital loss carryforwards:

                                                      TOTAL CAPITAL
                    EXPIRES           EXPIRES         LOSS CARRYOVER
                     2010              2009              10/31/02
                    -------        ------------       --------------
                  $3,180,470        $13,981,636         $17,162,106

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments, held by the Portfolio at April 30, 2003, were as follows:

            FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
           TAX COST         SECURITIES       SECURITIES        DEPRECIATION
           --------         ----------       ----------        ------------
          $138,478,789      $5,240,161      $(27,271,994)      $(22,031,833)

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2003
--------------------------------------------------------------------------------
8. WRITTEN OPTIONS TRANSACTIONS:

Written option transactions entered into during the six months ended April 30, 2003 are summarized as follows:

                                                                      PREMIUM
                                                     # OF CONTRACTS    (000)
                                                     --------------   --------
Balance at the beginning of period                        1,185        $ 165
Expired                                                  (1,185)        (165)
                                                         ------        -----
Balance at end of period                                     --        $  --
                                                         ======        =====

9. OTHER:

At April 30,  2003,  36% of total shares  outstanding  were held by three record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding.

The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2003 there were $52,102 in redemption fees retained by the Portfolio.

10. CONCENTRATION OF CREDIT RISKS:

At April 30, 2003, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004


          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.